Income Taxes (Details) - Schedule of income tax provision expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current provision:
Current provision total	$ 6,903	$ 1,569	$ 5,596
Deferred expense/(benefit):
Deferred expense/(benefit) total	(12,698)	372	(1,007)
Provision for (benefit from) income taxes	(5,795)	1,941	4,589
Current provision [Member]
Current provision:
Federal	2,536	21	21
State and local	795	133	152
Foreign	3,572	1,415	5,423
Deferred expense benefit [Member]
Deferred expense/(benefit):
Federal	(9,013)
State and local	(3,472)	(118)	(141)
Foreign	$ (213)	$ 490	$ (866)